ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Summary of Estimated Fair Value of Identifiable Intangible Assets and Their Estimated Useful Lives
The following table summarizes the final estimates of the fair value and useful lives of the intangible assets acquired as of the August 20, 2019 Fully acquisition date (dollars in millions):

	Amount	Estimated useful Life (in years)
Tradenames	$10.0	10
Customer relationships	1.0	5
Non-compete agreements	0.5	4
Goodwill	14.9	-
The following table summarizes the final estimates of the fair value and useful lives of the intangible assets acquired as of the January 25, 2018 Muuto acquisition date (dollars in millions):

	Amount	Estimated Useful Life (in years)
Indefinite-lived intangible assets:
Trade name	$66.0	Indefinite
Finite-lived intangible assets:
Wholesale customer relationships	35.8	15
Contract customer relationships	25.0	9
Copyrights & designs	7.5	7
Non-competition agreements	1.3	3
Total intangible assets	$135.6

Schedule of Recognized Identifiable Assets and Liabilities
The following table summarizes the fair values assigned to the assets acquired and liabilities assumed of Muuto and the resulting goodwill as of the January 25, 2018 acquisition date (in millions):

Amount
Cash	$7.6
Customer receivables	8.6
Inventory	11.1
Other current assets	0.4
Property, plant, and equipment, net	1.3
Intangible assets	135.6
Other non-current assets	0.3
Total assets acquired	$164.9
Accounts payable	3.4
Other current liabilities	10.6
Deferred income taxes	29.9
Total liabilities assumed	$43.9
Net assets acquired	$121.0

Purchase price	$315.3
Less: Fair value of acquired identifiable assets and liabilities	121.0
Goodwill	$194.3

Schedule of Business Acquisition Pro Forma Information
The following table presents unaudited pro forma information for the period presented as if the acquisition of Muuto had occurred as of January 1, 2017 (in millions):

Year Ended December 31,
2018
Pro forma sales	$1,306.4
Pro forma net earnings attributable to Knoll, Inc. stockholders	$79.0